Basis of preparation and significant accounting policies - Summary of equity interest in subsidiaries (Detail)		12 Months Ended
	Sep. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	50.00%
Vista Holding I [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Holding company
Vista Holding II [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Exploration and production
Vista Oil & Gas Holding III, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Services
Vista Oil & Gas Holding IV, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Services
Vista Oil & Gas Holding V B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%
Place of incorporation and operation		Holland
Main activity		Holding company
Vista Complemento S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Mexico
Main activity		Services
Vista Holding VII S.á.r.l. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%
Place of incorporation and operation		Luxembourg
Main activity		Holding company
Vista Argentina [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Argentina
Main activity		Exploration and production
Aleph Midstream S A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	27.00%
Place of incorporation and operation		Argentina
Main activity		Services
Aluvional S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%	100.00%	100.00%
Place of incorporation and operation		Argentina
Main activity		Mining and industry
AFBN S.R.L [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%
Place of incorporation and operation		Argentina
Main activity		Exploration and production
VX Ventures Asociación en Participación [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%
Place of incorporation and operation		Mexico
Main activity		Holding company